Revision to prior period financial statements (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Property, plant and equipment.	$ 1,426.2		$ 1,426.2		$ 1,322.2	[1]
Deferred tax liabilities	94.3		94.3		88.6	[1]
Retained earnings	(6,875.5)		(6,875.5)		(6,944.0)	[1]
Non-current deferred revenue	94.3		94.3		45.4
Current deferred revenue	32.2		32.2		19.5
Revenue	433.3	$ 435.4	872.9	$ 853.1
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(100.9)	108.0	(47.9)	210.9
Nigeria
Revenue	$ 260.4	$ 269.6	$ 531.7	$ 497.3
Restatement amount
Property, plant and equipment.					(30.5)		$ (30.5)
Deferred tax liabilities					(11.9)		(11.9)
Retained earnings					(18.6)		$ (18.6)
Restatement amount | Nigeria
Non-current deferred revenue					45.4
Current deferred revenue					$ (45.4)

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).